Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

30.Subsequent events

In January 2021, the Group formed three joint-ventures on which the Group owned 51% equity interest of these joint-ventures in Hong Kong, May Sky (Hong Kong) Health Management Co., Ltd., Y Tech (Hong Kong) Health Technology Limited and ECMOHO (Hong Kong) International Trade Company Ltd., which mainly engage in products sales business.

In January 2021, the Group formed three joint-ventures on which the Group owned 51% equity interest of these joint-ventures in PRC,  Shanghai Ranyi Information Technology Co., Ltd., Shanghai Yiyao Information Technology Co., Ltd. and Shanghai Kangyao Information Technology Co., Ltd., with each of register capital of approximately US$ 0.2 million. These 51% owned subsidiaries were set up to support products sales business in the PRC.

In January 2021, the Group established a wholly owned subsidiaries of Wuhu Hengcang Supply Chain Management Co., Ltd. in PRC, which mainly engages in providing storage services.

In January 2021, the Group entered into a supplementary loan agreement with Delta Capital Growth Fund II, L.P, the Group’s related party who is a fully owned subsidiary of one of its Class A ordinary shareholders, pursuant to which the borrower agreed to, with respect to its existing loans to the Group with the principle amount of US$2,000,000 to be due on March 5, 2021 with an annual interest rate of 10.0%.   In March 5, 2021, the loan is extended to May 8, 2021 with the same term.

In February 2021, the Group entered into a supplementary loan agreement with Techlong International Investments Limited, a company under the common control with CID Greater China Fund V, L.P., pursuant to which the borrower agreed to, with respect to its existing loans to the Group, extend to the Group an additional principal amount of US$1,000,000 to be due on May 31, 2021 with an annual interest rate of 8.0%.

In February 2021, the Company issued 4,000,000 Class A Ordinary Shares to extent the awards in relation to the RSUs granted under 2018 Omnibus Incentive Plan.